10. Employee Benefits	12 Months Ended
Dec. 31, 2019
Employee Benefits
Employee Benefits

10.          Employee benefits

The following table shows the items of employee benefits for the years ended December 31:

	2019	2018	2017
Wages and salaries	11,587	10,027	7,475
Social security costs	1,620	1,092	931
	13,207	11,119	8,406

The employer’s contributions to pension insurance plans of €696 (2018: €502, 2017: €438) are classified as payments under a defined contribution plan, and are recognized as an expense.